UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2012
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number:	N/A

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Kirsty Martin
Title:			Compliance Manager
Phone:			0044-131-270-3842
Signature,		Place			and Date of Signing
Tracey Hanrahan		Edinburgh 		April 13, 2012
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	15
 FORM 13F Information Table Value Total:	$2,321,065,000

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
APPLIED MATERIALS INC AMAT	COM	   038222105	206,123	16,562,712	SH N/A  SOLE	16,562,712	0	0
BANK OF AMERICA CORP BAC	COM	   060505104	131,368	13,727,067	SH N/A	SOLE	13,727,067	0	0
CISCO SYSTEMS INC CSCO		COM	   17275R102	340,146	16,082,571	SH N/A	SOLE	16,082,571	0	0
DR HORTON INC DHI		COM	   23331A109	221,686	14,613,466	SH N/A	SOLE	14,613,466	0	0
GENERAL DYNAMICS CORP GD	COM	   369550108	104,894	1,429,468	SH N/A	SOLE	1,429,468	0	0
HOVNANIAN ENTERPRISES-A HOV	COM	   442487203	132	53,760		SH N/A	SOLE	53,760		0	0
ILLINOIS TOOL WORKS ITW		COM	   452308109	297,710	5,212,004	SH N/A	SOLE	5,212,004	0	0
JOHNSON CONTROLS INC		COM	   478366107	199,353	6,137,720	SH N/A	SOLE	6,137,720	0	0
MICROSOFT CORP MSFT		COM	   594918104	306.026	9,487,694	SH N/A	SOLE	9,487,694	0	0
PETROLEO BRASILEIRO	Sponsored ADR	   71654V101	273,178	10,687,721	SH N/A	SOLE	10,687,721	0	0
SAMDISK CORP			COM	   800040101	27,820	561,000		SH N/A	SOLE	561,000		0	0
SK TELECOM CO LTD	Sponsored ADR	   78440P108	84	6,060		SH N/A	SOLE	6,060		0	0
VIRGIN MEDIA INC VMED		COM	   92769L101	17,852	714,666		SH N/A	SOLE	714,666		0	0
WAL-MART STORES INC WMT		COM	   931142103	1,591	25,989		SH N/A	SOLE	25,989		0	0
ZIMMER HOLDINGS INC ZMH		COM	   98956P102	193,102	3,004,081	SH N/A	SOLE	3,004,081	0	0




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